Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 83,660	$ 67,840
Securities available for sale:
Mortgage-backed and related securities (amortized cost $9,825 and $19,586)	10,421	20,645
Other marketable securities (amortized cost $75,759 and $105,700)	75,470	105,469
Total securities available for sale	85,891	126,114
Loans held for sale	2,584	3,709
Loans receivable, net	454,045	555,908
Accrued interest receivable	2,018	2,449
Real estate, net	10,595	16,616
Federal Home Loan Bank stock, at cost	4,063	4,222
Mortgage servicing rights, net	1,732	1,485
Premises and equipment, net	7,173	7,967
Prepaid expenses and other assets	1,566	2,262
Assets held for sale	0	1,583
Total assets	653,327	790,155
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	514,951	620,128
Deposits held for sale	0	36,048
Federal Home Loan Bank advances and Federal Reserve borrowings	70,000	70,000
Accrued interest payable	247	780
Customer escrows	830	933
Accrued expenses and other liabilities	6,465	5,205
Total liabilities	592,493	733,094
Commitments and contingencies
Stockholders' equity:
Serial preferred stock: ($.01 par value) Authorized 500,000 shares; issued shares 26,000	25,336	24,780
Common stock ($.01 par value): Authorized 11,000,000; issued shares 9,128,662	91	91
Additional paid-in capital	51,795	53,462
Retained earnings, subject to certain restrictions	47,004	42,983
Accumulated other comprehensive income (loss)	(49)	471
Unearned employee stock ownership plan shares	(2,997)	(3,191)
Treasury stock, at cost 4,705,073 and 4,740,711 shares	(60,346)	(61,535)
Total stockholders' equity	60,834	57,061
Total liabilities and stockholders' equity	$ 653,327	$ 790,155